Taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 619,028	R$ 511,972
Income Tax And Socials Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	389,712	205,964
C O F I N S And Pasep [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	137,048	141,703
Social Securitys Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	42,136	44,556
I R R F Withholding Income Tax On Financials Investments [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	5,512	64,770
Other Tax Payables [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 44,620	R$ 54,979